Note 8 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost	$ 189,765	$ 179,948
Accumulated depreciation	124,491	117,395
Fixed assets (note 8)	65,274	62,553
Building [Member]
Cost	1,483	1,365
Accumulated depreciation	805	771
Fixed assets (note 8)	678	594
Vehicles [Member]
Cost	1,500	1,556
Accumulated depreciation	886	884
Fixed assets (note 8)	614	672
Furniture and Fixtures [Member]
Cost	42,753	41,535
Accumulated depreciation	29,659	28,565
Fixed assets (note 8)	13,094	12,970
Computer Equipment [Member]
Cost	86,333	82,576
Accumulated depreciation	62,878	59,215
Fixed assets (note 8)	23,455	23,361
Leasehold Improvements [Member]
Cost	57,696	52,916
Accumulated depreciation	30,263	27,960
Fixed assets (note 8)	$ 27,433	$ 24,956